Segment reporting - Summary of Selected Financial Information by Segment (Detail)		12 Months Ended
	Dec. 20, 2021 EUR (€)	Dec. 31, 2022 EUR (€) segment	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€)
Disclosure of operating segments [line items]
Number of operating segments | segment		2
Number of reportable segments | segment		2
Total revenues		€ 1,492,840,000	€ 1,292,402,000	€ 1,014,733,000
Depreciation and amortization		(171,882,000)	(154,195,000)	(166,205,000)
Adjusted EBIT		157,729,000	149,115,000	20,013,000
Legal costs for trademarks protection		(7,532,000)
Transaction costs related to business acquisitions		2,289,000
Severance indemnities and provision for severance expenses		(2,199,000)	(8,996,000)	(12,308,000)
Costs related to the Business Combination		(2,137,000)	(205,059,000)
Net impairment of leased and owned stores		(1,639,000)	(8,692,000)	(19,725,000)
Donations		(1,000,000)		(4,482,000)
Impairment on held for sale assets				(3,053,000)
Impairments of investments accounted for using the equity method				(4,532,000)
Other adjustments			(4,884,000)
Net releases/costs related to lease agreements			(15,512,000)	(3,000,000)
Net releases/costs related to lease agreements		6,844,000
Agnona disposal		0	(6,150,000)	(988,000)
Financial income		13,320,000	45,889,000	34,352,000
Financial expenses		(54,346,000)	(43,823,000)	(48,072,000)
Foreign exchange losses		(7,869,000)	(7,791,000)	13,455,000
Result from investments accounted for using the equity method		2,199,000	2,794,000	(4,205,000)
Profit (loss) before tax		101,081,000	(96,959,000)	(31,557,000)
Other wages and salaries			10,916,000
Employee gift expenses	€ 10,916,000		1,500
Zegna non-executive directors
Disclosure of operating segments [line items]
Shares granted value under share based arrangement		€ 791,000	0	0
Private warrants | Zegna non-executive directors
Disclosure of operating segments [line items]
Private warrants issued			1,236,000
Performance share units
Disclosure of operating segments [line items]
Shares granted value under share based arrangement			5,380,000
Write downs and disposal | Agnona
Disclosure of operating segments [line items]
Loss incurred before sale of business			6,006,000
Write down of stake			€ 144,000
Percentage of voting interests acquired		30.00%	30.00%
Write downs and disposal | Agnona | United States
Disclosure of operating segments [line items]
Income from sale of right of use of asset			€ 1,266,000
Costs related to the business combination
Disclosure of operating segments [line items]
Costs related to the Business Combination			(34,092,000)
Write-off of non-refundable prepaid premiums			566,000
Costs related to the business combination | Zegna
Disclosure of operating segments [line items]
Share issue related cost			114,963,000
Costs related to the business combination | IIAC
Disclosure of operating segments [line items]
Share issue related cost			€ 37,906,000
Stock issued during period (in shares) | shares			5,031,250
Costs related to lease agreements | United States
Disclosure of operating segments [line items]
Provisions related to lease agreement		€ (950,000)	€ 12,192,000
Loss related to sublease agreement		606,000
Costs related to lease agreements | Italy
Disclosure of operating segments [line items]
Legal expenses related to lease agreement			1,492,000
Costs related to lease agreements | GB
Disclosure of operating segments [line items]
Accrued property taxes related to lease agreement			1,829,000
Right-of-use assets
Disclosure of operating segments [line items]
Depreciation and amortization		(119,297,000)	(105,779,000)	(108,510,000)
Net impairment of leased and owned stores		(2,369,000)	(6,486,000)	(15,716,000)
Property, plant and equipment and investment property
Disclosure of operating segments [line items]
Depreciation and amortization		(40,202,000)	(37,919,000)	(46,280,000)
Net impairment of leased and owned stores		(756,000)	(2,167,000)	(4,011,000)
Intangible assets with a finite useful life
Disclosure of operating segments [line items]
Depreciation and amortization		(12,383,000)	(10,497,000)	(11,415,000)
Net impairment of leased and owned stores		(26,000)	(39,000)	2,000
From Third Parties
Disclosure of operating segments [line items]
Total revenues		1,492,840,000	1,292,402,000	1,014,733,000
Depreciation and amortization		(171,882,000)	(154,675,000)
Inter Segment Revenue
Disclosure of operating segments [line items]
Total revenues		0	0	0
Depreciation and amortization		0	0
Adjusted EBIT		0	0	0
Zegna
Disclosure of operating segments [line items]
Severance indemnities and provision for severance expenses		(2,199,000)
Costs related to the Business Combination		(1,101,000)
Net impairment of leased and owned stores		(819,000)
Donations				(1,307,000)
Impairment on held for sale assets				(2,065,000)
Proceeds to exit lease (key money)		6,500,000
Thom Browne
Disclosure of operating segments [line items]
Costs related to the Business Combination		(98,000)
Net impairment of leased and owned stores		(820,000)
Corporate
Disclosure of operating segments [line items]
Costs related to the Business Combination		(938,000)
Donations				(3,175,000)
Impairment on held for sale assets				(988,000)
Operating segments
Disclosure of operating segments [line items]
Total revenues		1,492,840,000	1,292,402,000	1,014,733,000
Operating segments | Zegna
Disclosure of operating segments [line items]
Total revenues		1,176,706,000	1,035,175,000	843,318,000
Depreciation and amortization				(153,962,000)
Adjusted EBIT		141,513,000	131,929,000	(7,243,000)
Operating segments | Zegna | From Third Parties
Disclosure of operating segments [line items]
Total revenues		1,162,826,000	1,029,005,000	835,244,000
Depreciation and amortization		(148,747,000)	(137,500,000)
Operating segments | Zegna | Inter Segment Revenue
Disclosure of operating segments [line items]
Total revenues		13,880,000	6,170,000	8,074,000
Operating segments | Thom Browne
Disclosure of operating segments [line items]
Total revenues		330,891,000	264,066,000	179,794,000
Depreciation and amortization				(12,243,000)
Adjusted EBIT		48,077,000	38,097,000	28,994,000
Operating segments | Thom Browne | From Third Parties
Disclosure of operating segments [line items]
Total revenues		330,014,000	263,397,000	179,489,000
Depreciation and amortization		(23,129,000)	(17,173,000)
Operating segments | Thom Browne | Inter Segment Revenue
Disclosure of operating segments [line items]
Total revenues		877,000	669,000	305,000
Operating segments | Corporate
Disclosure of operating segments [line items]
Total revenues		0	0	0
Adjusted EBIT		(31,861,000)	(20,911,000)	(1,738,000)
Operating segments | Corporate | From Third Parties
Disclosure of operating segments [line items]
Total revenues		0	0	0
Depreciation and amortization		(6,000)	(2,000)	0
Operating segments | Corporate | Inter Segment Revenue
Disclosure of operating segments [line items]
Total revenues		0	0	0
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Total revenues		(14,757,000)	(6,839,000)	(8,379,000)
Elimination of intersegment amounts | Inter Segment Revenue
Disclosure of operating segments [line items]
Total revenues		€ (14,757,000)	€ (6,839,000)	€ (8,379,000)